Employee Benefit Plan, Comprehensive Text Block (Details) - Albemarle Corporation Retirement Savings Plan	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
EBP, Plan Termination	Plan Termination:
Although Albemarle has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and terminate the Plan subject to the provisions of the ERISA. In the event of Plan termination, the assets of the Plan shall be allocated to participants in proportion to their account balances as of the effective date of termination.

Plan Termination [Line Items]
EBP, Plan Termination	Plan Termination:
Although Albemarle has not expressed any intent to do so, it has the right under the Plan to discontinue its contributions at any time and terminate the Plan subject to the provisions of the ERISA. In the event of Plan termination, the assets of the Plan shall be allocated to participants in proportion to their account balances as of the effective date of termination.